PROPERTY AND EQUIPMENT, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
PROPERTY AND EQUIPMENT, NET
Sub-total	¥ 5,944	¥ 5,437
Less: accumulated depreciation	(4,038)	(2,783)
Total	1,906	2,654		$ 276
Depreciation expenses	1,423	1,472	¥ 2,466
Impairment loss of property and equipment	0	0	¥ 0
Motor vehicles
PROPERTY AND EQUIPMENT, NET
Sub-total	12	11
Office and computer equipment
PROPERTY AND EQUIPMENT, NET
Sub-total	5,715	5,227
Leasehold improvements
PROPERTY AND EQUIPMENT, NET
Sub-total	¥ 217	¥ 199